EMPLOYEE BENEFIT PLANS - Schedule of Estimated Amortization For the Next Fiscal Year (Details) $ in Thousands	Oct. 28, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (143)
Amortization of net actuarial loss	1,111
Total estimated amortization	968
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	(143)
Amortization of net actuarial loss	1,111
Total estimated amortization	968
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	0
Amortization of net actuarial loss	0
Total estimated amortization	$ 0